UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           1370 Pittsford Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           1370 Pittsford Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: June 30, 2008

Date of reporting period: July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

              Bullfinch Fund, Inc. Greater Western New York Series
                                  TICKER: BWNYX
                               PROXY VOTING RECORD
                               7/1/2007-6/30/2008


Astronics
ATRO


5/5/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors	                 Management	No	None
2. Auditors				Management	No	None
3. Convert to One Share Class Shareholder No	None
=======================================================================

Christopher Banks
CBK

8/1/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Senior Executive Incentive	Management	No	None
3.Stock Incentive Plan		Management	No	None
4.Auditors				Management	No	None
=======================================================================

Citizens Communications
CZN

5/15/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Name Change - Frontier	Management	No	None
3.Articles of  Incorporation	Management	No	None
4.Executive Compensation	Shareholder	No	None
=======================================================================

Columbus McKinnon
CMCO

7/30/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Variable Compensation Plan	Management	No	None
=======================================================================

Community Bank
CBU

5/21/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Eliminate Staggered Board	Shareholder	No	None

===============================================================

Computer Task Group
CTGX

5/14/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Equity Award Plan		Management	No	None
=======================================================================

Constellation Brands
STZ

12/6/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Amend Articles of Incorp.	Management	No	None
2.Long-term Incentive Plan	Management	No	None

===============================================================

Dell Computer
DELL

12/4/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Long Term Incentive Plan	Management	No	None
4.  Stock Ownership Guide	Shareholder	No	None
5. Dividends			Shareholder	No	None
=======================================================================

Eastman Kodak
EK

5/14/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Majority Voting			Shareholder	No	None
=======================================================================

Fastenal
FAST

4/15/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Greatbatch
GB

5/20/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

General Electric
GE


4/23/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Cumulative Voting		Shareholder	No	None
4.Separate CEO / Chairman	Shareholder	No	None
5.Recoup Bonuses			Shareholder	No	None
6.Overextended Board		Shareholder	No	None
7.Charitable Contributions	Shareholder	No	None
=======================================================================

Graham
GHM

7/26/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Corning
GLW

4/24/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Employee Equity Participation	Management	No	None
3. Auditors				Management	No	None
=======================================================================

Genesee & Wyoming
GWR

5/28/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Gibraltar Industries
ROCK

5/15/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted 	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Hartmarx
HMX

4/16/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Home Properties
HME

5/1/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Stock Benefit Plan		Management	No	None
3.Deferred Bonus Plan		Management	No	None
4. Auditors				Management	No	None
=======================================================================

Harris Interactive
HPOL

10/30/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Long-term Incentive Plan	Management	No	None
3.Employee Stock Purchase	Management	No	None
4. Auditors				Management	No	None
=======================================================================

IEC Electronics
IECE

1/23/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Stock Option & Incentive	Management	No	None
=======================================================================

Ingram Micro
IM

6/4/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Equity Incentive Plan	Management	No	None
3.Executive Compensation Plan Management No	None
2. Auditors				Management	No	None
=======================================================================

Johnson & Johnson
JNJ


4/24/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Monro Muffler
MNRO

8/21/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Increase Shares Outstanding Management No	None
3.Stock Incentive Plan		Management	No	None
4.Auditors				Management	No	None
=======================================================================

Mod Pac
MPAC

6/7/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Convert B Shares to A Shares	Shareholder	No	None
=======================================================================

Moog
MOGA

1/9/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Stock Appreciation Rights	Management	No	None
2. Auditors				Management	No	None
=======================================================================

M & T Bank
MTB

4/15/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

National Fuel Gas
NFG

2/21/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Northrop Grumman
NOC

5/21/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Long-term Incentive Stock	Management	No	None
4.Foreign Weapons Sales	Shareholder	No	None
5.Executive Compensation	Shareholder	No	None
6.Tax Gross Up			Shareholder	No	None
=======================================================================

Oracle
ORCL

11/2/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Executive Bonus Plan		Management	No	None
3. Auditors				Management	No	None
4.Human Rights			Shareholder	No	None
5.Open Source			Shareholder	No	None
=======================================================================

Paychex
PAYX

10/3/2007
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
=======================================================================

Sovran Self Storage
SSS

5/21/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2.Directors' Deferred Compensation	Management	No	None
3. Auditors				Management	No	None
=======================================================================

Ultralife Battery
ULBI


6/5/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Name Change			Management	No	None
=======================================================================

Virtualscopics
VSCP

5/8/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Reverse Stock Split		Management	No	None
2.Directors				Management	No	None
3.Directors' Compensation	Management	No	None
4. Auditors				Management	No	None
=======================================================================

Xerox
XRX

5/22/2008
------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
								Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Majority Voting			Management	No	None
4.Vendor Code of Conduct	Shareholder	No	None
=======================================================================




                     Bullfinch Fund, Inc. Unrestricted Series
                                  TICKER: BUNRX
                               PROXY VOTING RECORD
                               7/1/2007-6/30/2008




Avery Dennison
AVY


4/24/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Employee Stock Option Plan		Management	NO	None
================================================================================

Chesapeake Utilities
CPK

5/1/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	Yes	For		For
2. Auditors				Management	Yes	For		For
3.Eliminate Staggered Board		Shareholder	Yes	For		Against
================================================================================

Cisco
CSCO

11/15/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Stock Incentive Plan		Management	No	None
3.Executive Incentive Plan		Management	No	None
4. Auditors				Management	No	None
5.Human Rights				Shareholder	No	None
6.Pay for Performance			Shareholder	No	None
================================================================================

Corning
GLW

4/24/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Employee Equity Participation	Management	No	None
3.Auditors				Management	No	None
================================================================================

Dell Computer
DELL

12/4/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Auditors				Management	No	None
3.Long Term Incentive Plan		Management	No	None
4.Stock Ownership Guide		Shareholder	No	None
5.Dividends				Shareholder	No	None
================================================================================

Fastenal
FAST

4/15/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

Fifth Third Bank
FITB

4/15/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Increase Authorized Shares 	Management	No	None
3.Incentive Compensation Plan	Management	No	None
4.Annual Meeting Date			Management	No	None
5.Auditors				Management	No	None
6.Sale of Company				Shareholder	No	None
================================================================================

Fiserv
FISV

5/21/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

Fred's
FRED

6/18/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

A J Gallagher
AJG

5/13/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3iEliminate Supermajority 		Management	No	None
3iiAnnual Election Directors		Management	No	None
3iiiLimit Director Liability		Management	No	None
3ivUpdate Certificate Incorp.	Management	No	None
================================================================================

General Electric
GE

4/23/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Cumulative Voting			Shareholder	No	None
4.Separate CEO / Chairman		Shareholder	No	None
5.Recoup Bonuses				Shareholder	No	None
6.Overextended Board			Shareholder	No	None
7.Charitable Contributions		Shareholder	No	None
================================================================================

Genetech
DNA

4/15/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Employee Stock Plan			Management	No	None
3. Auditors				Management	No	None
================================================================================

Gentex
GNTX

5/15/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Restricted Stock Plan		Management	No	None
3. Auditors				Management	No	None
================================================================================

Helmerich & Payne
HP

3/5/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	NO	None
================================================================================

Intel
INTC

5/21/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3. Sustainability				Shareholder	No	None
================================================================================

Johnson & Johnson
JNJ


4/24/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

Medtronic
MDT

8/23/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3. Annual Election Directors		Management	No	None
================================================================================

Microsoft
MSFT

11/13/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Internet Access				Management	No	None
4.Human Rights				Management	No	None
================================================================================

Mylan
MYL

4/25/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Long-term Incentive Plan		Management	No	None
3. Auditors				Management	No	None
================================================================================

Mylan
MYL

7/27/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

National City
NCC

4/29/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

NiSource
NI

5/13/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Eliminate Supermajority		Management	No	None
================================================================================

Oracle
ORCL

11/2/2007
-------------------------------------------------------------------------------
Proposal 				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Executive Bonus Plan			Management	No	None
3. Auditors				Management	No	None
4.Human Rights				Shareholder	No	None
5.Open Source				Shareholder	No	None
================================================================================

Paychex
PAYX

10/3/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

Pfizer
PFE

4/24/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Stock Options				Shareholder	No	None
4.Separate CEO / Chairman		Shareholder	No	None
================================================================================

Polymedica
PLMD

7/23/2007
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Executive Annual Bonus		Shareholder	No	None
================================================================================

Sensient Technologies
SXT

4/24/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
================================================================================

Synopsis
SNPS

4/21/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2.Employee Stock Purchase		Management	No	None
3. Auditors				Management	No	None
================================================================================

Xerox
XRX

5/22/2008
-------------------------------------------------------------------------------
Proposal				Sponsor	Voted	Vote		For/Against
							Cast		Management
1.Directors				Management	No	None
2. Auditors				Management	No	None
3.Majority Voting				Management	No	None
4.Vendor Code of Conduct		Shareholder	No	None
================================================================================


                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 13, 2008